Employee Benefits Expense	12 Months Ended
Dec. 31, 2022
EMPLOYEE BENEFITS EXPENSE.
Employee Benefits Expense

30.  EMPLOYEE BENEFITS EXPENSE

The detail of employee expenses for the years ended December 31, 2022, 2021, and 2020, is as follows:

	For the years ended December 31,
	2022	2021	2020
Employee Benefits Expense	ThCh$	ThCh$	ThCh$
Wages and salaries	(141,118,974)	(129,759,535)	(117,220,406)
Post-employment benefit obligations expense	(1,394,294)	(1,099,554)	(2,132,231)
Social security and other contributions	(14,545,508)	(13,059,172)	(12,346,828)
Other employee expenses (*)	(1,180,617)	(19,426,893)	(5,527,283)
Total Employee Benefits Expenses	(158,239,393)	(163,345,154)	(137,226,748)

(*) During 2021, this item included ThCh$ 17,602,579 from restructuring provisions and expenses associated with the Group’s 2021-2024 digitization strategy. This enables the adoption of new work and operation models and demands new skills and knowledge to make processes even more efficient.